Borrowings from Financial Institutions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings from Financial Institutions (Details) [Line Items]
Financing facilities	$ 4,348,460	$ 3,110,600
Commercial loan	3,024,118
Fixed income securities	641,474
Central Bank of Chile [Member]
Borrowings from Financial Institutions (Details) [Line Items]
Financing facilities	$ 3,665,592